Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Share Options Outstanding (Details)												12 Months Ended
	Jul. 20, 2023 shares € / shares	Jun. 22, 2022 shares € / shares	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)												338,860	600,900
Number of share options outstanding in share-based payment arrangement (in shares)												2,336,175	2,059,523	1,583,806
Number of options as of including options exercised during the period (in shares)												0	0
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)											6,400
Exercise price (euro per share) | € / shares											€ 0
Exercise price (in euros per share) | € / shares											€ 13.05
Number of share options outstanding in share-based payment arrangement (in shares)												400
Number of options lapsed or cancelled (in shares)												6,000
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)										4,000		0	0
Exercise price (euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 14.26
Number of share options outstanding in share-based payment arrangement (in shares)												4,000	4,000	4,000
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												0
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)									3,500
Exercise price (euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 14.97
Number of share options outstanding in share-based payment arrangement (in shares)												500
Number of options lapsed or cancelled (in shares)												3,000
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)								62,000				0	0
Exercise price (euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 12.87
Number of share options outstanding in share-based payment arrangement (in shares)												52,000	52,000	52,000
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												10,000
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)							37,500					0	0
Exercise price (euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 11.08
Number of share options outstanding in share-based payment arrangement (in shares)												25,750	25,750	28,250
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												11,750
OSA LLY 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)						500,000						0	0
Exercise price (euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 6.41
Number of share options outstanding in share-based payment arrangement (in shares)												500,000	500,000	500,000
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					407,972							0	0
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 6.25
Number of share options outstanding in share-based payment arrangement (in shares)												377,775	381,173	387,456
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												30,197
Number of awards lapsed or cancelled during the period (in shares)												3,398
OSA 2021-04
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)				571,200								0	0
Exercise price (euro per share) | € / shares				€ 0
Exercise price (in euros per share) | € / shares				€ 13.74
Number of share options outstanding in share-based payment arrangement (in shares)												396,200	421,200	491,200
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												175,000
Number of awards lapsed or cancelled during the period (in shares)												25,000
OSA 2021-06
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)			120,000									0	0
Exercise price (euro per share) | € / shares			€ 0
Exercise price (in euros per share) | € / shares			€ 12.99
Number of share options outstanding in share-based payment arrangement (in shares)												120,000	120,000	120,000
Number of options as of including options exercised during the period (in shares)												0	0
Number of options lapsed or cancelled (in shares)												0
Number of awards lapsed or cancelled during the period (in shares)												0
OSA 2022-06 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)		410,500
Exercise price (euro per share) | € / shares		€ 0
Exercise price (in euros per share) | € / shares		€ 4.16
Number of share options outstanding in share-based payment arrangement (in shares)												394,500
Number of options lapsed or cancelled (in shares)												16,000
Number of awards lapsed or cancelled during the period (in shares)												3,500
OSA 2022-06 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)		170,400
Exercise price (euro per share) | € / shares		€ 0
Exercise price (in euros per share) | € / shares		€ 4.16
Number of share options outstanding in share-based payment arrangement (in shares)												146,190
Number of options lapsed or cancelled (in shares)												24,210
Number of awards lapsed or cancelled during the period (in shares)												10,310
OSA 2023-01 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)	338,860
Exercise price (euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 5.00
Number of share options outstanding in share-based payment arrangement (in shares)												318,860
Number of options lapsed or cancelled (in shares)												20,000
Number of awards lapsed or cancelled during the period (in shares)												20,000